STOCK COMPENSATION PLAN (Tables) - Nogin Inc [Member]	12 Months Ended
Dec. 31, 2021
Summary of Stock Options

Outstanding Stock Options
Outstanding at January 1, 2019	54,470
Granted	—
Exercised	—
Forfeited / Terminated	—

Outstanding at December 31, 2019	54,470
Granted	191,590
Exercised	—
Forfeited / Terminated	(25,000)

Outstanding at December 31, 2020	221,060

Granted	—
Exercised	—
Forfeited / Terminated	(25,000)

Outstanding at December 31, 2021	196,060

Summary of the Fair Market Value for Awards Granted
The following table sum
marize
s the assumptions used in the calculation of the fair market value for awards granted during the year ended December 31, 2020:
Valuations assumptions

Expected dividend yield	0%
Expected volatility	47%
Expected term (years)	6
Risk-free interest rate	1.35%